Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Net Investment in Leases
The net investment in leases consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Net investment in leases, current	$404	$398
Net investment in leases, non-current	3,034	3,101
Total net investment in leases	$3,438	$3,499

The net investment in leases are as follows:

	December 31,
	2020	2019
Net investment in leases, current	$398	$343
Net investment in leases, non-current	3,101	3,809
Total net investment in leases	$3,499	$4,152

Future Minimum Payments Receivable from Operating Leases
Future minimum payments receivable from operating and sales-type leases as of March 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
Remainder of 2021	726	296
2022	105	395
2023	105	296
2024	105	135
2025	105	408
Thereafter	222	2,282
Total minimum lease payments	1,368	3,812

Future minimum payments receivable from operating and sales-type leases as of December 31, 2020 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2021	$726	$395
2022	105	395
2023	105	296
2024	105	135
2025	105	408
Thereafter	222	2,282
Total minimum lease payments	$1,368	$3,911

Future Minimum Payments Receivable from Sales-Type Leases
Future minimum payments receivable from operating and sales-type leases as of March 31, 2021 for each of the next five years are as follows:

	Operating leases	Sales-type leases
Remainder of 2021	726	296
2022	105	395
2023	105	296
2024	105	135
2025	105	408
Thereafter	222	2,282
Total minimum lease payments	1,368	3,812

Future minimum payments receivable from operating and sales-type leases as of December 31, 2020 for each of the next five years are as follows:

	Operating leases	Sales-type leases
2021	$726	$395
2022	105	395
2023	105	296
2024	105	135
2025	105	408
Thereafter	222	2,282
Total minimum lease payments	$1,368	$3,911

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities as of March 31, 2021 were as follows (in thousands):

Remainder of 2021	3,050
2022	3,603
2023	2,760
2024	1,677
2025	1,039
Thereafter	443
Total undiscounted lease payment	12,572
Less: imputed interest	(1,022)
Total lease liabilities	11,550

Maturities of operating lease liabilities as of December 31, 2020 were as follows (in thousands):

2021	$3,622
2022	3,133
2023	2,300
2024	1,648
2025	1,039
Thereafter	443
Total undiscounted lease payment	12,185
Less: imputed interest	(1,141)
Total lease liabilities	$11,044

Future Minimum Payments for Noncancelable Operating Leases
Future minimum payments for noncancellable operating leases, based on previous lease accounting standard, as of December 31, 2019 were as follows (in thousands):

2020	$3,912
2021	3,619
2022	3,128
2023	2,300
2024	1,648
Thereafter	1,482
Total minimum lease payments	16,089
Less proceeds from sublease rental	(1,853)
Net operating lease obligation	$14,236

Supplemental Cash Flow Information	Supplemental cash flow information related to leases were as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	(1,012)	(957)

Supplemental cash flow information related to leases were as follows (in thousands):

Year Ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(3,855)

Operating Lease Right-Of-Use Assets and Liabilities	Operating lease right-of-use assets and liabilities consist of the following (in thousands):

	March 31, 2021	December 31, 2020
Operating leases
Operating lease right-of-use assets	$10,849	$10,310
Operating lease liabilities, current	3,632	3,153
Operating lease liabilities, non-current	7,918	7,891
Total operating lease liabilities	11,550	11,044

Operating lease right-of-use assets and liabilities consist of the following (in thousands):

December 31, 2020
Operating leases
Operating lease right-of-use assets	$10,310
Operating lease liabilities, current	$3,153
Operating lease liabilities, non-current	7,891
Total operating lease liabilities	$11,044